Private Placement Secured Demand Notes (Details Narrative) - USD ($)		12 Months Ended
	Nov. 24, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt instrument, description	The Public Demand Notes (including the Public Demand Notes purchased with reinvested interest) will accrue a floating rate of interest (the "Floating Rate") at a rate per annum equal to the Average Savings Account Rate as posted by the Federal Deposit Insurance Corporation ("FDIC") plus 2.00%, reset quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. "Average Savings Account Rate" means the "National Rate" for non-jumbo saving account products, which is a simple average of rates paid by United States depository institutions as calculated by the FDIC.
Private placement secured demand notes		$ 2,240,687	$ 1,051,455
Maximum [Member]
Percentage of outstanding principal in available cash reserves		10.00%
Minimum [Member]
Percentage of outstanding principal in available cash reserves		5.00%
Private Placement Secured Demand Notes [Member]
Debt instrument, interest rate		2.00%
Debt instrument, description		The private placement secured demand notes accrue interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agrees to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then will revert to the standard 2.00% for following periods. The interest rate may be increased, and subsequently decreased, in the Company's discretion, provided it does not drop below 2.00% (or 3.00% for the first year as applicable).
Debt instrument, maturity date		Aug. 31, 2022
Debt instrument, maturity term		15 years
Private Placement Secured Demand Notes [Member] | Members [Member]
Debt instrument, description		The Company is restricted from making distributions to its members when the value of the real estate held at the Company's subsidiaries is less than 70% of the value of the outstanding private placement secured demand notes. Tax distributions and other distributions that may be legally required are exempted from this condition.
Private Placement Secured Demand Notes [Member] | Foreign Investors [Member]
Percentage of secured demand notes held by foreign investors		70.00%	76.00%
Private Placement Secured Demand Notes [Member] | Maximum [Member]
Notes payable		$ 500,000,000